July 24, 2020

Via EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust V
File Nos. 333-232385; 811-23120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Stone Ridge Trust V (the "Trust") hereby certifies that the form of prospectus and statement of additional information for Stone Ridge Alternative Lending Risk Premium Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Registration Statement on Form N-2, which was filed by electronic transmission on June 30, 2020 pursuant to Rule 486(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (212) 257-4781.

Sincerely,

/s/ Daniel W. Whitney Daniel W. Whitney